PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
CBRE Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.1%
Health Care REITs: 14.0%
84,437  American Healthcare
REIT, Inc.
$ 2,558,441
1 .6
200,640  Healthpeak Properties,
Inc.
4,056,941
2 .5
113,206
Ventas, Inc.
7,784,045
4 .9
52,340
Welltower, Inc.
8,019,011
5 .0
22,418,438
14 .0
Hotel & Resort REITs: 2.5%
213,684  DiamondRock
Hospitality Co.
1,649,640
1 .0
54,760  Pebblebrook Hotel
Trust
554,719
0 .4
188,035  Sunstone Hotel
Investors, Inc.
1,769,409
1 .1
3,973,768
2 .5
Industrial REITs: 13.6%
108,246  Americold Realty Trust,
Inc.
2,322,959
1 .4
22,339  EastGroup Properties,
Inc.
3,935,015
2 .5
71,540  First Industrial Realty
Trust, Inc.
3,860,298
2 .4
77,221
Prologis, Inc.
8,632,536
5 .4
82,884
STAG Industrial, Inc.
2,993,770
1 .9
21,744,578
13 .6
Multi-Family Residential REITs: 5.9%
14,695
Camden Property Trust
1,797,199
1 .1
82,166
Elme Communities
1,429,688
0 .9
147,304
Invitation Homes, Inc.
5,133,544
3 .2
65,117
Veris Residential, Inc.
1,101,780
0 .7
9,462,211
5 .9
Office REITs: 2.8%
56,383  COPT Defense
Properties
1,537,564
0 .9
47,225  Cousins Properties,
Inc.
1,393,138
0 .9
44,902
Vornado Realty Trust
1,660,925
1 .0
4,591,627
2 .8
Other Specialized REITs: 3.0%
47,091  Four Corners Property
Trust, Inc.
1,351,512
0 .8
39,925
Iron Mountain, Inc.
3,435,147
2 .2
4,786,659
3 .0
Residential REITs: 6.4%
49,720
Equity Residential
3,558,958
2 .2
69,946  Independence Realty
Trust, Inc.
1,484,953
0 .9
16,803
Sun Communities, Inc.
2,161,538
1 .4
66,905
UDR, Inc.
3,022,099
1 .9
10,227,548
6 .4
Retail REITs: 23.4%
24,821
Agree Realty Corp.
1,915,933
1 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Retail REITs: (continued)
195,265  Brixmor Property
Group, Inc.
$ 5,184,286
3 .2
46,803  Curbline Properties
Corp.
1,132,165
0 .7
32,832  Federal Realty
Investment Trust
3,211,626
2 .0
71,767
(1)
FrontView REIT, Inc.
917,900
0 .6
46,262
Getty Realty Corp.
1,442,449
0 .9
47,006
Macerich Co.
807,093
0 .5
68,894
NetSTREIT Corp.
1,091,970
0 .7
173,524
Realty Income Corp.
10,066,127
6 .3
59,015  Regency Centers
Corp.
4,352,946
2 .7
44,437  Simon Property Group,
Inc.
7,380,097
4 .6
37,502,592
23 .4
Self-Storage REITs: 2.9%
109,984
CubeSmart
4,697,417
2 .9
Single-Family Residential REITs: 4.2%
80,764  American Homes 4
Rent - Class A
3,053,687
1 .9
54,552  Equity LifeStyle
Properties, Inc.
3,638,618
2 .3
6,692,305
4 .2
Specialized REITs: 20.4%
3,741
American Tower Corp.
814,042
0 .5
42,250  Digital Realty Trust,
Inc.
6,054,002
3 .8
14,831
Equinix, Inc.
12,092,456
7 .6
51,162  Extra Space Storage,
Inc.
7,597,045
4 .7
3,676  SBA Communications
Corp.
808,757
0 .5
162,364
VICI Properties, Inc.
5,296,314
3 .3
32,662,616
20 .4
Total Common Stock
(Cost $154,890,686)
158,759,759
99 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
CBRE Real Estate Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.7%
Repurchase Agreements: 0.0%
61,432
(2)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase Amount
$61,439, collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$62,661, due 10/31/28)
$ 61,432
0.0
Total Repurchase
Agreements
(Cost $61,432)
61,432
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.7%
1,041,877
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $1,041,877) $ 1,041,877 0 .7
Total Short-Term
Investments
(Cost $1,103,309)
1,103,309
0 .7
Total Investments in
Securities
(Cost $155,993,995) $ 159,863,068 99 .8
Assets in Excess of
Other Liabilities 245,992 0.2
Net Assets $ 160,109,060 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
VY
®
CBRE Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 158,759,759 $ — $ — $ 158,759,759
Short-Term Investments 1,041,877 61,432 — 1,103,309
Total Investments, at fair value $ 159,801,636 $ 61,432 $ — $ 159,863,068
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,132,624
Gross Unrealized Depreciation (7,263,552)
Net Unrealized Appreciation $ 3,869,072